FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 2011
                                              ============


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:

Name: TRAFALGAR ASSET MANAGERS LTD
Address: 55 Baker St
London W1U 8EW, United Kingdom

Form 13f - File Number: 028-11791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person signing this report of the Reporting Manager:

Name: RICHARD HAAS
Title: CHIEF OPERATING OFFICER
Phone: +44-20-7563-9401

Signature, Place and Date of Signing

RICHARD HAAS
London
OCTOBER 28, 2011.
_______________

REPORT TYPE

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13f NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s)).
List of other Managers reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

REPORT SUMMARY
______________

NUMBER OF OTHER INCLUDED MANAGERS:	0
FORM 13F INFORMATION TABLE ENTRY TOTAL: 18
FORM 13F INFORMATION TABLE VALUE TOTAL:	$4,452.56 (thousands)


FORM 13F INFORMATION TABLE
__________________________

                                FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------
COL 1              COL 2      COL 3     COL 4   COL 5            COL6 COL7 COL8
NAME OF ISSUER     TITLE OF   CUSIP     VALUE   SHARES No. SH/PU INV  OTH  VOT
                   CLASS                (X$1000)           PRN/  DISC MGRS AUTH
-------------------------------------------------------------------------------
Bank of America    Equity Opn 060505104   61.50 300,000.00  PUT yes   no  sole
iShares MSCI Emerg Equity Opn 464287234  556.60 242,000.00  PUT yes   no  sole
iShares MSCI Emerg Equity Opn 464287234   89.50 100,000.00  PUT yes   no  sole
Freeport-McMoRan   Equity Opn 35671D857  145.00 100,000.00  PUT yes   no  sole
Freeport-McMoRan   Equity Opn 35671D857  142.50 100,000.00  PUT yes   no  sole
iShares FTSE China Equity Opn 464287184   72.50 100,000.00  PUT yes   no  sole
SPDR Gold Shares   Equity Opn 78463V107   11.80  10,000.00 CALL yes   no  sole
SPDR Gold Shares   Equity Opn 78463V107    2.65  10,000.00 CALL yes   no  sole
SPDR Barclays Cap  Equity Opn 78464A417  100.00 250,000.00  PUT yes   no  sole
Powershares QQQ    Equity Opn 73935A104   87.50 100,000.00  PUT yes   no  sole
Powershares QQQ    Equity Opn 73935A104  289.00 200,000.00  PUT yes   no  sole
SPDR Gold Shares   Common     78463V107 1,991.56 12,600.00   SH yes   no  sole
SPDR S&P 500 ETF   Equity Opn 78462F103   10.85  10,000.00  PUT yes   no  sole
SPDR S&P 500 ETF   Equity Opn 78462F103  536.25 275,000.00  PUT yes   no  sole
Wells Fargo & Co   Equity Opn 949746101   81.00 200,000.00  PUT yes   no  sole
Financial Select   Equity Opn 81369Y605   77.00 440,000.00  PUT yes   no  sole
SPDR S&P RetailETF Equity Opn 78464A714   64.35 110,000.00  PUT yes   no  sole
SPDR S&P RetailETF Equity Opn 78464A714  133.00    100,000  PUT yes   no  sole